Schedule of Weighted Average Asset Allocation (Details)	Mar. 31, 2024	Mar. 31, 2023
Equity Securities [Member]
Impairment Effects on Earnings Per Share [Line Items]
Pension plan, Asset allocation	36.58%	33.99%
Pension plan, Target allocation	34.00%	34.00%
Debt Securities [Member]
Impairment Effects on Earnings Per Share [Line Items]
Pension plan, Asset allocation	28.16%	26.43%
Pension plan, Target allocation	28.50%	28.00%
Cash and Cash Equivalents and Hedge Funds [Member]
Impairment Effects on Earnings Per Share [Line Items]
Pension plan, Asset allocation	35.26%	39.58%
Pension plan, Target allocation	37.50%	38.00%